October 3, 2008
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Performance Funds Trust (the “Trust”)
File Nos.: 033-46488/811-06603
Filing pursuant to Rule 497(j)
Ladies and Gentlemen:
This letter is being transmitted on behalf of the Trust by means of electronic submission pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”).
Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as a certification on behalf of the Trust that the form of Prospectus for the Institutional Class Shares dated October 1, 2008 that would have been filed under Rule 497(c) does not differ from the Institutional Class Shares Prospectus contained in Post-Effective Amendment No. 32 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically with the Securities and Exchange Commission on September 29, 2008.
Questions related to this filing should be directed to my attention at (617) 824-1215.
Very truly yours,
/s/ Curtis Barnes
Curtis Barnes
Secretary to the Trust
cc:      Michael P. Malloy, Esq.